EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Components of the numerator for the calculation of basic and diluted earnings per share
The components of the numerator and the denominator in the calculation of basic and diluted earnings per share are as follows:

(in thousands of $)	2019	2018	2017
Net income (loss) attributable to the Company	139,972	(8,880)	(264,861)

(in thousands)	2019	2018	2017
Weighted average number of shares	173,576	169,810	169,809
Dilutive effect of contingently returnable shares	5,598	—	—
Dilutive effect of share options	141	—	—
Denominator for diluted earnings per share	179,315	169,810	169,809

	2019	2018	2017
Cash dividends per share declared	$0.10	$0.00	$0.30